Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 29,172	$ 27,104	$ 85,731	$ 81,927
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,786	4,576	14,646	13,875
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,476	4,089	12,792	11,909
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	12,296	11,380	35,231	35,957
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 7,614	$ 7,059	$ 23,062	$ 20,186